SUNAMERICA SERIES, INC.

Incorporated herein by reference is the Supplement to the SunAmerica Series, Inc.’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 6, 2011 (SEC Accession No. 0001193125-11-130421).